Significant Accounting Policies - Research and Development (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Accounting Policies [Abstract]
Research and development	$ 22,517	$ 17,643	$ 94,772	$ 55,229	$ 76,759	$ 58,320	$ 52,885